UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)






                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008



CONTENTS




Statement of Assets, Liabilities and Members' Capital.....................     1

Statement of Operations...................................................     2

Statements of Changes in Members' Capital.................................     3

Statement of Cash Flows ..................................................     4

Notes to Financial Statements.............................................     5

Schedule of Portfolio Investments.........................................    15

                                                                   UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                     STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------

                                                                                             JUNE 30, 2008

----------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $599,355,632)                                      $ 598,788,554
Cash and cash equivalents                                                                       54,146,525
Foreign cash, at value (cost $26,261,726)                                                       26,313,337
Due from broker                                                                                120,563,755
Unrealized appreciation on derivative contracts                                                  6,661,054
Receivables:
  Investments sold, not settled                                                                352,731,256
  Dividends                                                                                      1,379,840
  Interest                                                                                          87,873
Other assets                                                                                        15,762
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                 1,160,687,956
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $264,194,591)                  232,051,753
Unrealized depreciation on derivative contracts                                                 14,134,826
Payables:
  Investments purchased, not settled                                                           118,150,363
  Withdrawals payable                                                                            9,166,537
  Dividends                                                                                      1,516,233
  UBS Admin Fee                                                                                    836,809
  Administration fee                                                                               211,671
  Interest                                                                                         199,848
  Professional fees                                                                                128,033
  Other                                                                                            438,312
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                              376,834,385
-----------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                   $ 783,853,571
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                    $ 759,547,679
Accumulated net unrealized appreciation on investments in securities,
 derivative contracts, and other assets and liabilities denominated in foreign currencies       24,305,892
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                             $ 783,853,571
-----------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                  UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                  STATEMENT OF OPERATIONS
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------

                                                              PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $1,724,559)                                $   12,973,598
Interest                                                                                         4,306,180
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                         17,279,778
-----------------------------------------------------------------------------------------------------------

EXPENSES

UBS Admin Fee                                                                                    5,913,112
Dividends                                                                                        4,435,880
Interest                                                                                         2,318,309
Custody fee                                                                                        684,523
Administration fee                                                                                 471,761
Professional fees                                                                                  317,236
Miscellaneous                                                                                      171,121
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                  14,311,942
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                            2,967,836
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS, SHORT SALES,
     DERIVATIVE CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                                 (195,567,195)
  Short sales                                                                                  118,745,941
  Derivative contracts                                                                               5,994
  Foreign currency transactions                                                                 (7,842,948)
Net change in unrealized appreciation/depreciation from:
  Investments, short sales and derivative contracts                                           (100,167,567)
  Foreign currency transactions                                                                    152,293
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS, SHORT SALES, DERIVATIVE CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                           (184,673,482)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED
  FROM OPERATIONS                                                                           $ (181,705,646)
-----------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                          UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                        STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                        YEAR ENDED DECEMBER 31, 2007 AND PERIOD FROM  JANUARY 1, 2008 TO JUNE 30, 2008 (UNAUDITED)

                                                                     MANAGER               MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                                 31,785,589          1,121,141,669           1,152,927,258

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (42,110)           (10,664,707)            (10,706,817)
  Net realized gain from investments, derivative
         contracts and foreign currency transactions                   309,059            100,103,592             100,412,651
  Net change in unrealized appreciation/depreciation
         from investments, derivative contracts, and
         other assets and liabilities denominated in
         foreign currencies                                             32,205             (2,455,449)             (2,423,244)
Incentive Allocation                                                17,736,131            (17,736,131)                      -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      18,035,285             69,247,305              87,282,590
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                       -             89,662,499              89,662,499
  Members' withdrawals                                             (31,457,270)          (116,239,957)           (147,697,227)
  Offering costs                                                            (6)                (3,179)                 (3,185)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                   (31,457,276)           (26,580,637)            (58,037,913)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                            $  18,363,598        $ 1,163,808,337         $ 1,182,171,935
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                    826              2,967,010               2,967,836
  Net realized loss from investments, short sales,
         derivative contracts and foreign currency transactions       (176,829)           (84,481,379)            (84,658,208)
  Net change in unrealized appreciation/depreciation
         from investments, short sales, derivative contracts and
         foreign currency transactions                                (210,886)           (99,804,388)           (100,015,274)

------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                        (386,889)          (181,318,757)           (181,705,646)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                       -             16,046,341              16,046,341
  Members' withdrawals                                             (15,812,860)          (216,846,199)           (232,659,059)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                   (15,812,860)          (200,799,858)           (216,612,718)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                                $   2,163,849        $   781,689,722         $   783,853,571
------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                              UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                              STATEMENT OF CASH FLOWS
                                                                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                         PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                              $  (181,705,646)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                               (4,486,039,277)
Proceeds from disposition of investments                                                5,217,371,435
Proceeds received from short sales                                                      2,360,463,503
Cost to cover short sales                                                              (2,726,068,473)
Net realized loss from investments and short sales                                         76,821,254
Net change in unrealized appreciation/depreciation from investments,
  short sales and derivative contracts                                                    100,167,567
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from broker                                                                     88,359,426
       Investments sold, not settled                                                     (294,835,469)
       Dividends                                                                            2,513,782
       Interest                                                                                75,897
       Other assets                                                                           (15,762)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                   87,990,387
      Dividends                                                                            (1,282,220)
      UBS Admin Fee                                                                          (418,013)
      Administration fee                                                                       (5,362)
      Interest                                                                               (506,781)
      Professional fees                                                                       (21,064)
      Other                                                                                    (9,727)
-----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                 242,855,457

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                     15,996,341
Members' withdrawals                                                                     (211,640,596)
Manager withdrawals                                                                       (15,812,860)
-----------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                    (211,457,115)

Net increase in cash and cash equivalents                                                  31,398,341
Cash and cash equivalents--beginning of period                                             22,748,184
-----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                              $    54,146,525
-----------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                   $     2,825,090
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS
     Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of June 30, 2008.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.

     -----------------------------------------------------------------------------------------------------
                                                                                         INVESTMENTS IN
                                              INVESTMENTS IN      OTHER FINANCIAL       SECURITIES SOLD,
     VALUATION INPUTS                           SECURITIES         INSTRUMENTS *       NOT YET PURCHASED
     ------------------------------------------------------------------------------------------------------
     Level 1 - Quoted Prices                $ 598,788,554          $          -       $  (232,051,753)
     ------------------------------------------------------------------------------------------------------
     Level 2 - Other Significant
     Observable Inputs                                  -            (7,473,772)
     ------------------------------------------------------------------------------------------------------
     Level 3 - Other Significant
     Unobservable Inputs                                -                     -
     ------------------------------------------------------------------------------------------------------
     TOTAL                                  $ 598,788,554         $  (7,473,772)      $  (232,051,753)
     ------------------------------------------------------------------------------------------------------

     *    Other Financial Instruments include Foreign Currency Forwards.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

     realized between the trade and settlement dates on security transactions, and the difference between the equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $2,967,836 and $84,658,208 from accumulated net investment gain and accumulated net realized loss on investments, short sales, derivative contracts and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2008 to June 30, 2008, UBS FSI and its affiliates earned brokerage commissions of $1,641,939 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Incentive Allocation for the period from January 1, 2008 to June 30, 2008 and the year ended December 31, 2007 was $0 and $17,736,131, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $30,667, which is included in miscellaneous expense.

     As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

4.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

     aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2008 to June 30, 2008 amounted to $7,212,107,750 and $7,577,834,938, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $2,726,068,473 and $2,360,463,503, respectively.

     At  December  31,  2007,  the tax  basis of  investments  was  $809,959,620 resulting in accumulated net unrealized appreciation on investments of $112,810,188 which consists of $204,101,518 gross unrealized appreciation and $91,291,330 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to wash sales. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings for the period January 1, 2008 to June 30, 2008. During the period January 1, 2008 to June 30, 2008, the Fund recorded margin interest expense of $2,318,309 and no loan interest expense.

7.   DUE FROM BROKERS

     Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust, Inc. and Citibank, for the benefit of the prime broker, to meet margin requirement as determined by the prime broker.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     During the period from January 1, 2008 to June 30, 2008, the Fund did not trade any futures contracts or engage in option transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The following table reflects the fair value of the Fund's derivative financial instruments included in the Statement of Assets, Liabilities and Members' Capital. The values shown below are before taking into effect offsetting permitted under FASB Interpretation No. 39, "OFFSETTING OF AMOUNTS RELATED TO CERTAIN CONTRACTS", and do not include the effects of collateral held or pledged.

                                                       FAIR VALUE AT
                                                       JUNE 30, 2008
                                              --------------------------------
                                                 ASSETS           LIABILITIES
                                              -------------     -------------
     Currency forwards - appreciation          $ 6,378,165       $     282,889
     Currency forwards - depreciation             (336,799)        (13,798,027)
                                               -----------       -------------
                                               $ 6,041,366       $ (13,515,138)
                                               ===========       =============

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

10.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                           PERIOD FROM
                                           JANUARY 1,
                                          2008 THROUGH                           YEARS ENDED DECEMBER 31,
                                          JUNE 30, 2008
                                           (UNAUDITED)       2007            2006            2005          2004           2003
                                        ---------------     ------          ------          ------        ------         ------
     Ratio  of  net  investment  income
     (loss) to average net assets(b)          0.62%(d)      (0.87)%           0.66%          0.30%        (0.55)%        (0.28)%

     Ratio   of   total   expenses   to
     average    net    assets    before
     Incentive Allocation(b)                  3.00%(d)       3.70%            1.77%          1.78%         1.68%          2.13%

     Ratio   of   total   expenses   to
     average    net    assets     after
     Incentive Allocation(b,c)                3.00%(d)       5.15%            4.98%          5.84%         4.00%          6.80%

     Portfolio turnover rate                470.99%        500.19%          389.87%        338.96%       402.73%        548.82%

     Total return before Incentive
     Allocation(a)                          (15.71)%         7.67%           17.69%         20.34%        11.83%         31.49%

     Total return after Incentive
     Allocation(a)                          (15.71)%         6.13%           14.15%         16.27%         9.46%         25.19%

     Average debt ratio(b)                    0.00%         14.87%            0.39%          1.80%         0.00%          0.00%

     Net asset value at end of period     $783,853,571  $1,182,171,935  $1,152,927,258   $723,967,167   $430,461,590   $233,972,635

     (a) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable, and the timing of capital transactions.

     (b) The average net assets used in the above ratio are calculated using pre-tender net assets.

     (c) Ratio of total expenses to average net assets after Incentive Allocation to the Manager, may vary from the above, for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

     (d)  Annualized.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (76.39%)
                    COMMON STOCK (76.39%)
                    AEROSPACE/DEFENSE (0.90%)
   561,421          VT Group PLC - (United Kingdom) **,(a)                                             $   7,078,239
                                                                                                       -------------
                    AGRICULTURAL CHEMICALS (2.33%)
     8,858          Potash Corp. of Saskatchewan, Inc.  (b)                                                2,024,673
    49,742          Syngenta AG - (Switzerland) **,(a)                                                    16,224,995
                                                                                                       -------------
                                                                                                          18,249,668
                                                                                                       -------------
                    AGRICULTURAL OPERATIONS (1.40%)
   266,678          New Britian Palm Oil Ltd. - (United Kingdom) **                                        2,903,116
   405,434          SLC Agricola SA - (Brazil) *,**                                                        8,106,131
                                                                                                       -------------
                                                                                                          11,009,247
                                                                                                       -------------
                    AIRLINES (1.64%)
 1,461,812          Aer Lingus - (Ireland) *,**                                                            3,224,416
19,354,979          Air Arabia, Participation Certificates - (United Arab Emirates) *,**                   9,643,106
                                                                                                       -------------
                                                                                                          12,867,522
                                                                                                       -------------
                    BEVERAGES - WINES/SPIRITS (0.27%)
    28,163          Central European Distribution Corp.  *,(b)                                             2,088,286
                                                                                                       -------------
                    BREWERY (1.51%)
   259,868          Fomento Economico Mexicano SAB de CV  (b)                                             11,826,593
                                                                                                       -------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (0.89%)
 1,049,735          Carillion PLC - (United Kingdom) **                                                    6,951,647
                                                                                                       -------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.22%)
   916,724          China National Building Material Co., Ltd. - (China) **                                1,763,507
                                                                                                       -------------
                    BUILDING - RESIDENTIAL/COMMERCIAL (0.95%)
   126,757          Desarrolladora Homex SA de CV  *,(b)                                                   7,425,425
                                                                                                       -------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (0.07%)
   846,494          Asia Cement China Holdings Corp. - (Hong Kong) *,**                                      546,059
                                                                                                       -------------
                    COMMERCIAL BANKS - NON US (3.13%)
   307,593          Banco Itau Holding Financeira SA - (Brazil) **                                         6,267,896
   648,260          Commercial Intl., Bank Participation Certificates - (United Kingdom) **               10,403,309
    95,932          Credicorp Ltd.  (b)                                                                    7,877,936
                                                                                                       -------------
                                                                                                          24,549,141
                                                                                                       -------------
                    COMMERCIAL SERVICES (1.30%)
 9,253,329          EAG Ltd. - (United Kingdom) **,(a)                                                    10,220,707
                                                                                                       -------------
                    CONTAINERS - METAL/GLASS (1.23%)
     3,969          Vetropack Holding AG - (Switzerland) **                                                9,651,692
                                                                                                       -------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (1.77%)
 1,108,618          Cookson Group PLC - (United Kingdom) **,(a)                                           13,844,766
                                                                                                       -------------
                    DIVERSIFIED MINERALS (1.49%)
   146,262          Xstrata PLC - (United Kingdom) **                                                     11,713,305
                                                                                                       -------------


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    DIVERSIFIED OPERATIONS (8.20%)
 1,242,764          DCC PLC - (Ireland) **,(a)                                                        $   31,034,834
   273,505          GEA Group AG - (Germany) **,(a)                                                        9,669,848
   339,479          Imtech NV - (Netherlands) **                                                           7,985,539
 1,903,369          Keppel Corp., Ltd. - (Singapore) **                                                   15,606,323
                                                                                                       -------------
                                                                                                          64,296,544
                                                                                                       -------------
                    ELECTRIC - INTEGRATED (2.35%)
   145,586          CPFL Energia SA  (b)                                                                   9,952,259
   166,085          Fortum OYJ - (Finland) **                                                              8,441,629
                                                                                                       -------------
                                                                                                          18,393,888
                                                                                                       -------------
                    ENERGY - ALTERNATE SOURCES (1.70%)
   101,625          Vestas Wind Systems A/S - (Denmark) **                                                13,311,116
                                                                                                       -------------
                    ENGINEERING/R&D SERVICES (2.90%)
   552,492          ABB Ltd. - (Switzerland) **,(a)                                                       15,762,240
 3,447,884          Singapore Technologies Engineering Ltd. - (Singapore) **                               6,978,752
                                                                                                       -------------
                                                                                                          22,740,992
                                                                                                       -------------
                    ENTERTAINMENT SOFTWARE (0.90%)
   939,824          Funcom NV - (Netherlands) *,**                                                         7,048,519
                                                                                                       -------------
                    FINANCE - INVESTMENT BANKER/BROKER (1.16%)
91,208,571          Rexcapital Financial Holdings Ltd. - (Hong Kong) **                                    9,123,840
                                                                                                       -------------
                    GOLD MINING (2.01%)
   346,347          Barrick Gold Corp.  (a),(b)                                                           15,758,788
                                                                                                       -------------
                    INDEPENDENT POWER PRODUCER (0.63%)
   117,731          Qatar Electricity & Water Co., Participation Certificates - (Qatar) **                 4,951,137
                                                                                                       -------------
                    INDUSTRIAL AUTOMATION/ROBOTICS (1.06%)
    84,900          Fanuc Ltd. - (Japan) **                                                                8,305,391
                                                                                                       -------------
                    INDUSTRIAL GASES (1.97%)
   109,586          Linde AG - (Germany) **,(a)                                                           15,418,355
                                                                                                       -------------
                    INSTRUMENTS - CONTROLS (2.76%)
   990,155          Rotork PLC - (United Kingdom) **,(a)                                                  21,617,216
                                                                                                       -------------
                    MACHINERY - CONSTRUCTION & MINING (2.30%)
 2,519,076          China Infrastructure Machinery Holdings Ltd. - (Hong Kong) **                          2,342,215
   418,363          Danieli SpA - (Italy) **,(a)                                                          15,668,014
                                                                                                       -------------
                                                                                                          18,010,229
                                                                                                       -------------
                    MACHINERY - GENERAL INDUSTRY (0.86%)
    25,498          Bucher Industries AG - (Switzerland) **                                                6,758,747
                                                                                                       -------------
                    MACHINERY - MATERIAL HANDLING (0.94%)
    29,327          TGE Marine AG - (Germany) *,**                                                         7,354,076
                                                                                                       -------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.80%)
   164,419          Genmab A/S - (Denmark) *,**,(a)                                                        6,287,135
                                                                                                       -------------


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    MEDICAL - DRUGS (2.24%)
   268,317          Novo Nordisk A/S - (Denmark) **                                                    $  17,572,441
                                                                                                       -------------
                    MINING SERVICES (2.46%)
   543,587          New World Resources NV - (Netherlands) *,**                                           19,256,574
                                                                                                       -------------
                    MISCELLANEOUS MANUFACTURER (0.69%)
 7,777,677          Peace Mark Holdings Ltd. - (Hong Kong) **                                              5,406,256
                                                                                                       -------------
                    MULTIMEDIA (0.50%)
   102,483          Vivendi - (France) **                                                                  3,891,351
                                                                                                       -------------
                    OIL & GAS DRILLING (1.52%)
   389,063          SeaDrill Ltd. - (Bermuda) **                                                          11,896,958
                                                                                                       -------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (1.98%)
   817,717          Tullow Oil PLC - (United Kingdom) **                                                  15,541,622
                                                                                                       -------------
                    OIL COMPANIES - INTEGRATED (6.90%)
   661,873          BG Group PLC - (United Kingdom) **,(a)                                                17,216,316
   520,292          Petroleo Brasileiro SA  (a),(b)                                                       36,852,282
                                                                                                       -------------
                                                                                                          54,068,598
                                                                                                       -------------
                    REITS - DIVERSIFIED (1.03%)
16,439,231          Cambridge Industrial Trust - (Singapore) **                                            8,106,786
                                                                                                       -------------
                    STEEL - PRODUCERS (0.99%)
    78,708          ArcelorMittal - (Luxembourg) **                                                        7,787,714
                                                                                                       -------------
                    STEEL PIPE & TUBE (1.83%)
    40,920          Vallourec SA - (France) **                                                            14,371,321
                                                                                                       -------------
                    TELECOMMUNICATION SERVICES (5.02%)
 8,033,995          Chunghwa Telecom Co., Ltd. - (Taiwan) **                                              20,777,801
 3,475,110          Telecity Group PLC - (United Kingdom) *,**,(a)                                        18,535,031
                                                                                                       -------------
                                                                                                          39,312,832
                                                                                                       -------------
                    TELECOMMUNICATIONS EQUIPMENT (1.08%)
   283,143           Digital Multimedia Technologies SpA - (Italy) *,**,(a)                                8,431,389
                                                                                                       -------------
                    TEXTILE - PRODUCTS (0.51%)
   333,500          Kuraray Co., Ltd. - (Japan) **                                                         3,982,935
                                                                                                       -------------
                    TOTAL COMMON STOCK
                    (Cost $599,355,632)                                                                  598,788,554
                                                                                                       -------------
                    INVESTMENTS IN SECURITIES
                    (Cost $599,355,632)                                                                  598,788,554
                                                                                                       -------------
                    SECURITIES SOLD, NOT YET PURCHASED ((29.61)%)
                    COMMON STOCK SOLD, NOT YET PURCHASED ((29.61)%)
                    AIRPORT DEVELOPMENT/MAINTENANCE ((0.25)%)
   (20,802)         Aeroports de Paris - (France) **                                                      (1,948,118)
                                                                                                       -------------


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    APPAREL MANUFACTURERS ((0.23)%)
   (48,486)         Hugo Boss AG - (Germany) **                                                        $  (1,796,740)
                                                                                                       -------------
                    APPLICATIONS SOFTWARE ((1.31)%)
(2,421,372)         Misys PLC - (United Kingdom) **                                                       (7,180,220)
  (107,831)         TomTom NV - (Netherlands) *,**                                                        (3,103,942)
                                                                                                       -------------
                                                                                                         (10,284,162)
                                                                                                       -------------
                    ATHLETIC FOOTWEAR ((0.28)%)
  (942,883)         Li Ning Co., Ltd. - (Hong Kong) **                                                    (2,176,595)
                                                                                                       -------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((0.25)%)
   (13,341)         Geberit AG - (Switzerland) **                                                         (1,971,157)
                                                                                                       -------------
                    BUILDING - HEAVY CONSTRUCTION ((0.51)%)
   (64,748)         Grupo Ferrovial SA - (Spain) **                                                       (4,011,173)
                                                                                                       -------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE ((1.26)%)
(1,442,904)         Boral Ltd. - (Australia) **                                                           (7,823,434)
   (68,793)         CRH PLC - (Ireland) **                                                                (2,026,830)
                                                                                                       -------------
                                                                                                          (9,850,264)
                                                                                                       -------------
                    CHEMICALS - SPECIALTY ((1.04)%)
  (803,243)         Clariant AG - (Switzerland) **                                                        (8,177,528)
                                                                                                       -------------
                    COMMERCIAL BANKS - NON US ((3.97)%)
(1,136,328)         Anglo Irish Bank Corp., PLC - (Ireland) **                                           (10,652,516)
  (286,367)         Commonwealth Bank Of Australia - (Australia) **                                      (11,039,167)
  (480,400)         HSBC Holdings PLC - (United Kingdom) **                                               (7,448,635)
  (101,543)         Swedbank AB - (Sweden) **                                                             (1,966,595)
                                                                                                       -------------
                                                                                                         (31,106,913)
                                                                                                       -------------
                    COMPUTER AIDED DESIGN ((0.74)%)
   (95,347)         Dassault Systemes SA - (France) **                                                    (5,816,663)
                                                                                                       -------------
                    COMPUTER SERVICES ((1.45)%)
(5,304,203)         Logica PLC - (United Kingdom) **                                                     (11,400,761)
                                                                                                       -------------
                    DISTRIBUTION/WHOLESALE ((0.68)%)
  (716,464)         Wolseley PLC - (United Kingdom) **                                                    (5,368,455)
                                                                                                       -------------
                    DIVERSIFIED FINANCIAL SERVICES ((0.74)%)
  (559,060)         Irish Life & Permanent PLC - (Ireland) **                                             (5,822,257)
                                                                                                       -------------
                    DIVERSIFIED MANUFACTURING OPERATIONS ((0.75)%)
(1,133,133)         Invensys PLC - (United Kingdom) **                                                    (5,874,604)
                                                                                                       -------------
                    FINANCE - CONSUMER LOANS ((0.49)%)
  (675,037)         Cattles PLC - (United Kingdom) **                                                     (1,800,206)
  (128,288)         Provident Financial PLC - (United Kingdom) **                                         (2,029,753)
                                                                                                       -------------
                                                                                                          (3,829,959)
                                                                                                       -------------
                    FINANCE - INVESTMENT BANKER/BROKER ((0.74)%)
  (123,548)         Macquarie Group Ltd. - (Australia) **                                                 (5,766,878)
                                                                                                       -------------


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    FINANCE - OTHER SERVICES ((0.76)%)
  (905,774)         IG Group Holdings PLC - (United Kingdom) **                                        $  (5,953,230)
                                                                                                       -------------
                    GAMBLING (NON-HOTEL) ((1.77)%)
(2,177,439)         William Hill PLC - (United Kingdom) **                                               (13,877,943)
                                                                                                       -------------
                    HOTELS & MOTELS ((0.25)%)
  (146,988)         Intercontinental Hotels Group PLC - (United Kingdom) **                               (1,968,733)
                                                                                                       -------------
                    LOTTERY SERVICES ((0.05)%)
(9,466,641)         China LotSynergy Holdings Ltd. - (Hong Kong) *,**                                       (364,221)
                                                                                                       -------------
                    MULTI-LINE INSURANCE ((1.97)%)
  (482,809)         ING Groep NV - (Netherlands) **                                                      (15,407,746)
                                                                                                       -------------
                    MULTIMEDIA ((0.52)%)
   (76,076)         Thomson Reuters PLC - (United Kingdom) **                                             (2,034,871)
  (207,892)         WPP Group PLC - (United Kingdom) **                                                   (2,003,537)
                                                                                                       -------------
                                                                                                          (4,038,408)
                                                                                                       -------------
                    PAPER & RELATED PRODUCTS ((0.94)%)
  (475,300)         Rengo Co., Ltd. - (Japan) **                                                          (3,313,492)
  (432,350)         Stora Enso OYJ - (Finland) **                                                         (4,059,880)
                                                                                                       -------------
                                                                                                          (7,373,372)
                                                                                                       -------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT ((0.45)%)
(1,901,549)         Guangzhou R&F Properties Co., Ltd. - (China) **                                       (3,545,841)
                                                                                                       -------------
                    RECREATIONAL VEHICLES ((0.98)%)
  (408,300)         Yamaha Motor Co., Ltd. - (Japan) **                                                   (7,653,338)
                                                                                                       -------------
                    REITS - DIVERSIFIED ((0.77)%)
  (339,878)         Hammerson PLC - (United Kingdom) **                                                   (6,037,001)
                                                                                                       -------------
                    RETAIL - BOOKSTORE ((0.30)%)
  (312,400)         WH Smith PLC - (United Kingdom) **                                                    (2,322,157)
                                                                                                       -------------
                    RETAIL -  BUILDING PRODUCTS ((0.25)%)
  (873,761)         Kingfisher PLC - (United Kingdom) **                                                  (1,952,821)
                                                                                                       -------------
                    RETAIL - CONSUMER ELECTRONICS ((1.25)%)
(4,619,138)         Dsg International PLC - (United Kingdom) **                                           (4,090,825)
  (368,569)         JB Hi-Fi Ltd. - (Australia) **                                                        (3,699,662)
  (640,856)         Kesa Electricals PLC - (United Kingdom) **                                            (2,018,339)
                                                                                                       -------------
                                                                                                          (9,808,826)
                                                                                                       -------------
                    RETAIL - MAJOR DEPARTMENT STORES ((1.20)%)
(2,149,288)         Debenhams PLC - (United Kingdom) **                                                   (1,914,157)
(1,148,168)         Marks & Spencer Group PLC - (United Kingdom) **                                       (7,506,384)
                                                                                                       -------------
                                                                                                          (9,420,541)
                                                                                                       -------------
                    RETAIL - SPORTING GOODS ((0.03)%)
  (141,657)         Sports Direct International PLC - (United Kingdom) **                                   (255,139)
                                                                                                       -------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

    SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    RUBBER - TIRES ((2.51)%)
  (191,110)         Continental AG - (Germany) **                                                      $ (19,652,985)
                                                                                                       -------------
                    TELECOMMUNICATIONS EQUIPMENT ((0.42)%)
  (541,978)         Alcatel-Lucent  - (France) **                                                         (3,296,101)
                                                                                                       -------------
                    WIRELESS EQUIPMENT ((0.50)%)
  (375,588)         Telefonaktiebolaget LM Ericsson - (Sweden) **                                         (3,921,123)
                                                                                                       -------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Cost $(264,194,591))                                                               (232,051,753)
                                                                                                       -------------
                    SECURITIES SOLD, NOT YET PURCHASED
                    (PROCEEDS $(264,194,591))                                                           (232,051,753)
                                                                                                       -------------
                    DERIVATIVE CONTRACTS ((0.95)%)
                    CURRENCY FORWARDS ((0.95)%)
                    Purchase Contracts                                                                     6,041,366
                    Sale Contracts                                                                       (13,515,138)
                                                                                                       -------------
                    TOTAL CURRENCY FORWARDS                                                               (7,473,772)
                                                                                                       -------------
                    TOTAL DERIVATIVE CONTRACTS - NET                                                      (7,473,772)
                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 45.83%                         359,263,029
                                                                                                       -------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 54.17%                                                    424,590,542
                                                                                                       -------------
TOTAL NET ASSETS -- 100.00%                                                                            $ 783,853,571
                                                                                                       =============

*    Non-income producing security.
**   Foreign.
(a) Partially or wholly held ($206,383,360 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  American Depositary Receipt.


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF JUNE 30, 2008:
-------------------------------------------------------------------------------------------------------------
                                                 Value on                                        Net
Open Foreign Currency                           Settlement                                   Unrealized
Purchase Contracts                                 Date              Current Value    Appreciation/(Depreciation)
-------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 8/15/08                               $ 207,125,154          $209,744,693        $   2,619,539
-------------------------------------------------------------------------------------------------------
Danish Krone
expiring 8/15/08                                  75,972,349            76,404,929              432,580
-------------------------------------------------------------------------------------------------------
Euros
expiring 8/15/08                                 263,457,199           265,148,422            1,691,223
-------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 8/15/08                                  43,988,947            44,269,222              280,275
-------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 8/15/08                                  10,427,263            10,408,711              (18,552)
-------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 8/15/08                                  85,184,484            86,220,785            1,036,301
-------------------------------------------------------------------------------------------------------
                                                                                          $   6,041,366
                                                                                          =============

                                                 Value on                                        Net
Open Foreign Currency                           Settlement                                   Unrealized
Sales Contracts                                    Date              Current Value    Appreciation/(Depreciation)
-------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 8/15/08                                (264,848,875)         (269,581,621)          (4,732,746)
---------------------------------------------------------------------------------------------------------
Danish Krone
expiring 8/15/08                                (107,929,396)         (109,749,488)          (1,820,092)
---------------------------------------------------------------------------------------------------------
Euros
expiring 8/15/08                                (304,103,915)         (308,443,093)          (4,339,178)
---------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 8/15/08                                 (61,046,658)          (61,238,551)            (191,893)
---------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 8/15/08                                  (5,143,442)           (5,129,722)              13,720
---------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 8/15/08                                (117,681,222)         (120,126,171)          (2,444,949)
---------------------------------------------------------------------------------------------------------
                                                                                          $ (13,515,138)
                                                                                          =============
Total net unrealized depreciation on foreign currency forwards                            $  (7,473,772)
                                                                                          =============

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized gain on this foreign denominated currency was $51,612 at June 30, 2008 and has been included in net change in unrealized appreciation/depreciation from investments, short sales and derivative contracts on the Statement of Operations.


    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

                                                                                 June 30, 2008
INVESTMENTS IN SECURITIES - BY COUNTRY                             PERCENTAGE OF NET ASSETS (%)
---------------------------------------                          -----------------------------
  United States                                                           11.97%
  United Kingdom                                                           5.48%
  Switzerland                                                              4.88%
  Denmark                                                                  4.74%
  Singapore                                                                3.92%
  Italy                                                                    3.07%
  Taiwan                                                                   2.65%
  Ireland                                                                  2.01%
  Netherlands                                                              2.01%
  Hong Kong                                                                1.90%
  Brazil                                                                   1.83%
  Bermuda                                                                  1.52%
  Germany                                                                  1.40%
  United Arab Emirates                                                     1.23%
  Luxembourg                                                               0.99%
  France                                                                   0.92%
  Qatar                                                                    0.63%
  Finland                                                                  0.56%
  Japan                                                                    0.17%
  Norway                                                                   0.00%
  China                                                                   (0.23%)
  Spain                                                                   (0.51%)
  Sweden                                                                  (0.75%)
  Australia                                                               (3.61%)

                                                                                  June 30, 2008
INVESTMENTS IN FOREIGN CURRENCY FORWARDS - BY CURRENCY             PERCENTAGE OF NET ASSETS (%)
-------------------------------------------------------          ------------------------------
  Norwegian Krone                                                          0.01%
  Swedish Krona                                                            0.00%
  Danish Krone                                                            (0.18%)
  Swiss Francs                                                            (0.18%)
  British Pounds                                                          (0.27%)
  Euros                                                                   (0.33%)



    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications   pursuant  to Rule  30a-2(b)  under  the  1940  Act
             and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.